Consolidated Statement of Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest
Balance at Dec. 31, 2009	$ 7,228		$ 6,563	$ 248	$ 294	$ 123
Balance (in shares) at Dec. 31, 2009		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	551			504		47
Other comprehensive income (expense):
Foreign currency translation adjustments, net of income tax benefit of $21, $10 and $1 million for the year ended 2012, 2011 and 2010 respectively	(39)				(54)	15
Cash flow hedging derivatives, net of income tax expense of $28 million	46				46
Unrealized loss on investment, net of income tax benefit of $9 million	(15)				(15)
Reclassification adjustment for gain recognized in net income, net of tax benefit of $33 million	(62)				(62)
Contribution received from (dividend paid to) Liberty and other	(80)		25	(42)		(63)
Tax benefit resulting from exercise of employee stock options	7		7
Stock-based compensation	18		18
Balance at Dec. 31, 2010	7,654		6,613	710	209	122
Balance (in shares) at Dec. 31, 2010		1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	612			560		52
Other comprehensive income (expense):
Foreign currency translation adjustments, net of income tax benefit of $21, $10 and $1 million for the year ended 2012, 2011 and 2010 respectively	(10)				(15)	5
Contribution received from (dividend paid to) Liberty and other	(267)		1	(218)		(50)
Tax benefit resulting from exercise of employee stock options	8		8
Stock-based compensation	22		22
Balance at Dec. 31, 2011	8,019		6,644	1,052	194	129
Balance (in shares) at Dec. 31, 2011	1	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	687			624		63
Other comprehensive income (expense):
Foreign currency translation adjustments, net of income tax benefit of $21, $10 and $1 million for the year ended 2012, 2011 and 2010 respectively	(27)				(8)	(19)
Contribution received from (dividend paid to) Liberty and other	(1,899)		(33)	(1,837)		(29)
Tax benefit resulting from exercise of employee stock options	20		20
Stock-based compensation	34		34
Balance at Dec. 31, 2012	6,834	0	6,665	(161)	186	144
Balance (in shares) at Dec. 31, 2012	1	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	106		0	94	0	12
Other comprehensive income (expense):
Foreign currency translation adjustments, net of income tax benefit of $21, $10 and $1 million for the year ended 2012, 2011 and 2010 respectively	(91)		0	0	(78)	(13)
Contribution received from (dividend paid to) Liberty and other	(273)		(3)	(245)	0	(25)
Tax benefit resulting from exercise of employee stock options	4		4	0	0	0
Stock-based compensation	10		10	0	0	0
Balance at Mar. 31, 2013	$ 6,590	$ 0	$ 6,676	$ (312)	$ 108	$ 118
Balance (in shares) at Mar. 31, 2013		1